iShares®

iShares Trust

Supplement dated August 12, 2025

to the Statement of Additional Information dated November 29, 2024 (the “SAI”) for the

iShares Future AI & Tech ETF (ARTY) (the “Fund”)

Effective immediately, all references to the Fund and to the Underlying Index, Morning Global Artificial Intelligence Selected Index, in the SAI are hereby removed.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors or its affiliates.

IS-A-ARTY-0825

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE